Related party transactions	6 Months Ended
Jun. 30, 2026
Related party transactions
Related party transactions

16Related party transactions

Key management personnel compensation

Key management personnel are the members of the Board and executive officers.

	June 30,	June 30,
	2026	2025
	£ 000	£ 000
Salaries and other short term employee benefits	849	712
Payments to defined contribution pension schemes	16	10
Share-based payment (credit)/charge	(575)	2,266
	290	2,988

Share-based payments reflect the reversal of previously recognised share-based payment expenses following the forfeiture of certain option awards. It does not represent a cash payment to, or recovery from, key management personnel. Aggregate gains made on the exercise of share options for the Directors during the period totalled £nil (June 30, 2025: £nil).

Summary of transactions with other related parties

On May 12, 2026, Dómhnal Slattery resigned as Chair and member of the Board and, with effect from the same date, the Board appointed Ben Story to serve as its interim Chair pending the appointment of a permanent Chair.

Stuart Simpson’s engagement with the Company includes an anti-dilution provision pursuant to which, subject to his continued service, should his award represent less than 2.0% of the Company’s issued and outstanding ordinary shares (excluding Earn Out Shares), the Company will grant further nil-cost options such that his holding (excluding any sold, transferred or otherwise disposed shares) remains at 2.0% of the Company’s then issued and outstanding ordinary shares. Dómhnal Slattery’s service agreement included a similar anti-dilution provision under which his holding was maintained at 1.4% of the Company’s issued and outstanding ordinary shares while he remained in service. This arrangement ceased upon his resignation from the Board.

During the six-month period ended June 30, 2026, a total of 772,059 share options were awarded to Stuart Simpson (six-months period ended June 30, 2025: 694,445), vesting on a quarterly basis until September 30, 2027, and 490,258 share options were awarded to Dómhnal Slattery (six-months period ended June 30, 2025: 953,950). Upon Dómhnal Slattery’s resignation, 1,361,922 unvested share options were forfeited in accordance with the terms of the award, while vested awards remained exercisable in accordance with their contractual terms.

During the six-month period ended June 30, 2026, a total of 83,159 share options and restricted stock units were awarded to other independent members of the Board of Directors (six-months period ended June 30, 2025: 36,808).

During the six-month period ended June 30, 2026, Clahane Capital SEZC Ltd., a Company wholly owned by Dómhnal Slattery provided and charged the Group with services £17 thousand (six-months period ended June 30, 2025: £nil) for this service, of which £4 thousand was outstanding as at June 30, 2026 (June 30, 2025: nil). Clahane Capital SEZC Ltd. ceased to be a related party upon Dómhnal Slattery’s resignation from the Board.

16Related party transactions (continued)

Summary of relationship with Mudrick Capital

During the six-month period ended June 30, 2026, the Company recognized fair value gains totaling £112,989 thousand (six-months period ended June 30, 2025: £258,719 thousand) and interest charges of £6,956 thousand (six-months period ended June 30, 2025: £5,782) in relation to Convertible Senior Secured Notes.

In December 2024, the Company granted Mudrick Capital certain rights to participate in the Company’s future equity offerings so long as Mudrick Capital beneficially owns greater than 20% of the Company’s issued and outstanding ordinary shares.

On April 20, 2026, the Company entered into the Third Supplemental Indenture, extending the maturity date of the Convertible Senior Secured Notes to December 15, 2030, and entered into a Convertible Note Purchase Agreement with Mudrick Capital providing access to up to $50 million of additional Convertible Senior Secured Notes over a one-year period, subject to the terms and conditions of the agreement.

During the period, the Company drew two tranches of $5 million under the facility, on May 20, 2026, and June 26, 2026. In addition, on May 27, 2026 the Company submitted a further draw notice for an additional $5 million tranche, with a scheduled draw date of July 27, 2026, for which no liability has been recognised as at June 30, 2026.

Summary of relationship with Stephen Fitzpatrick

The Company ceased to deem Stephen Fitzpatrick a related party of the Group during the period. Transactions with entities controlled by Stephen Fitzpatrick up to the date the Company ceased to deem him a related party are disclosed below.

During the six-month period ended June 30, 2026, Imagination Industries Investments Ltd, a Company controlled by Stephen Fitzpatrick provided and charged the Group with services totaling £114 thousand (six-months period ended June 30, 2025: £151 thousand), of which £57 thousand remained outstanding as at June 30, 2026 (June 30, 2025:£37 thousand).